SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of warrants (shares)	12,521,494	12,521,494
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest earned on marketable securities held in Trust Account	$ 45,303	$ 49,590
Numerator: Net Loss minus Net Earnings
Net loss	(8,167,283)	(1,658,775)
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest earned on marketable securities held in Trust Account	36,684	43,349
Net income allocable to shares subject to possible redemption	$ 36,684	$ 43,349
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding	23,040,654	21,396,989
Basic and diluted income per share	$ 0.00	$ 0.00
Numerator: Net Loss minus Net Earnings
Net loss allocable to Redeemable Class A Ordinary Shares	$ 36,684	$ 43,349
Basic and diluted weighted average shares outstanding	23,040,654	21,396,989
Basic and diluted net income loss per ordinary share	$ 0.00	$ 0.00
Non-Redeemable Class A and Class B Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Net income allocable to shares subject to possible redemption	$ (36,684)	$ (43,349)
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding	6,927,636	7,230,225
Basic and diluted income per share	$ 1.18	$ (0.24)
Numerator: Net Loss minus Net Earnings
Net loss	$ (8,167,283)	$ (1,658,775)
Net loss allocable to Redeemable Class A Ordinary Shares	(36,684)	(43,349)
Non-Redeemable Net Loss	$ (8,203,967)	$ (1,702,124)
Basic and diluted weighted average shares outstanding	6,927,636	7,230,225
Basic and diluted net income loss per ordinary share	$ 1.18	$ (0.24)